Unaudited Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2023 $ / shares shares
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized	100,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized	1,000,000,000
Common stock, shares issued	15,130,393
Common stock, shares outstanding	15,130,393
Series B Preferred stock
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.001
Preferred stock, shares authorized	500,000
Series C Preferred stock
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized	5,000,000
Preferred stock, shares issued	1,000,000
Preferred stock, shares outstanding	1,000,000
Previously Reported
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized	1,500,000,000
Common stock, shares issued	1,044,861,360
Common stock, shares outstanding	1,044,861,360
Previously Reported | Series B Preferred stock
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.001
Preferred stock, shares authorized	500,000
Preferred stock, shares issued	405,250
Preferred stock, shares outstanding	405,250
Previously Reported | Series C Preferred stock
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized	5,000,000
Preferred stock, shares issued	1,000,000
Preferred stock, shares outstanding	1,000,000